REVENUES - Revenues by Geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 10,855	$ 7,000	$ 20,309	$ 16,787
Other non IFRS 15 revenues	380	370	755	729
Total revenues	11,235	7,370	21,064	17,516
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,431	3,836	13,094	10,176
Other non IFRS 15 revenues	248	217	487	406
Total revenues	7,679	4,053	13,581	10,582
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	877	968	1,857	1,970
Other non IFRS 15 revenues	128	152	259	320
Total revenues	1,005	1,120	2,116	2,290
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,547	2,196	5,358	4,641
Other non IFRS 15 revenues	4	1	9	3
Total revenues	2,551	2,197	5,367	4,644
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Other non IFRS 15 revenues	0	0	0	0
Total revenues	0	0	0	0
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,730	2,156	8,368	6,535
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,603	2,000	8,141	6,257
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	89	112	141	187
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	38	44	86	91
United Kingdom | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
United States of America
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,407	1,265	2,923	2,699
United States of America | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	77	12	155	13
United States of America | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	307	370	684	916
United States of America | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,023	883	2,084	1,770
United States of America | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,651	999	3,037	2,209
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	717	233	1,020	495
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	318	349	632	578
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	616	417	1,385	1,136
Europe | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,211	1,038	2,273	2,040
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,193	1,016	2,236	2,003
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	2	7	6
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	18	20	30	31
Australia | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	710	463	1,395	1,104
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	569	336	1,088	830
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	21	21	52	40
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	120	106	255	234
Canada | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	292	237	536	609
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	59	58	107	201
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	20	16	23	39
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	213	163	406	369
Brazil | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	200	135	388	327
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	200	135	388	327
Mexico | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	654	707	1,389	1,264
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	213	181	347	377
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	122	98	318	204
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	319	428	724	683
Other | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0	$ 0